Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions		Total		Total	Total share capital and share premium [1]	Other equity instruments		Other reserves [1]	Retained earnings	Non-controlling interests [2]
Beginning Balance, equity at Dec. 31, 2019		£ 65,660		£ 64,429	£ 4,594	£ 10,871	[1]	£ 4,760	£ 44,204	£ 1,231
Profit after tax		1,159		1,122		427	[1]		695	37
Currency translation movements		1,220	[3]	1,220				1,220
Fair value through other comprehensive income reserve		(378)		(378)				(378)
Cash flow hedges		912	[3]	912				912
Retirement benefit remeasurements		645	[3]	645					645
Own credit		496	[3]	496				496
Other		(6)	[3]	(6)					(6)
Total comprehensive income for the period		4,048		4,011		427	[1]	2,250	1,334	37
Equity settled share schemes		629		629	26				603
Other equity instruments coupon paid		(427)		(427)		(427)	[1]
Vesting of employee share schemes		(341)		(341)				(14)	(327)
Dividends paid		(37)								(37)
Other movements		9		3					3	6
Ending Balance, equity at Jun. 30, 2020		69,541		68,304	4,620	10,871	[1]	6,996	45,817	1,237
Beginning Balance, equity at Dec. 31, 2019		65,660		64,429	4,594	10,871	[1]	4,760	44,204	1,231
Other movements						(10)
Ending Balance, equity at Dec. 31, 2020		66,882		65,797	4,637	11,172	[1]	4,461	45,527	1,085
Beginning Balance, equity at Jun. 30, 2020		69,541		68,304	4,620	10,871	[1]	6,996	45,817	1,237
Profit after tax		1,302		1,261		430	[1]		831	41
Currency translation movements		(1,693)		(1,693)				(1,693)
Fair value through other comprehensive income reserve		570		570				570
Cash flow hedges		(339)		(339)				(339)
Retirement benefit remeasurements		(756)		(756)					(756)
Own credit		(1,077)		(1,077)				(1,077)
Other		11		11					11
Total comprehensive income for the period		(1,982)		(2,023)		430	[1]	(2,539)	86	41
Equity settled share schemes		(283)		(283)	17				(300)
Issue and exchange of other equity instruments		98		256		311	[1]		(55)	(158)
Other equity instruments coupon paid		(430)		(430)		(430)	[1]
Vesting of employee share schemes		(16)		(16)				4	(20)
Dividends paid		(42)								(42)
Other movements		(4)		(11)		(10)	[1]		(1)	7
Ending Balance, equity at Dec. 31, 2020		66,882		65,797	4,637	11,172	[1]	4,461	45,527	1,085
Profit after tax		4,220		4,201		389	[1]		3,812	19
Currency translation movements		(495)	[3]	(495)				(495)
Fair value through other comprehensive income reserve		(250)		(250)				(250)
Cash flow hedges		(911)	[3]	(911)				(911)
Retirement benefit remeasurements		103	[3]	103					103
Own credit		(47)	[3]	(47)				(47)
Other	[3]	0
Total comprehensive income for the period		2,620		2,601		389	[1]	(1,703)	3,915	19
Equity settled share schemes		314		314	25				289
Other equity instruments coupon paid		(389)		(389)		(389)	[1]
Vesting of employee share schemes		(393)		(393)				4	(397)
Dividends paid		(189)		(173)					(173)	(16)
Repurchase of shares		(700)		(700)	(94)			94	(700)
Other movements		(29)		(5)		(5)	[1]			(24)
Ending Balance, equity at Jun. 30, 2021		£ 68,116		£ 67,052	£ 4,568	£ 11,167	[1]	£ 2,856	£ 48,461	£ 1,064

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 84 to 85.
[2]	2Details of non-controlling interests are shown on page 73.
[3]	Reported net of tax.